ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 27,901	168,906	154,393
Accrued payroll	7,987	48,350	38,821
Taxes payable	3,434	20,788	36,576
Deposits from delivery service providers and merchants in the marketplace program	15,878	96,120	62,563
Payables to merchants participating in the marketplace program	37,167	224,997	82,434
Sales refund payables	1,906	11,540	9,596
Payables for purchases of fixed assets	9,573	57,955	9,428
Other payables	3,594	21,757	20,965
Accrued expenses and other current liabilities, total	$ 107,440	650,413	414,776